File Number: 333-84546
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933


                                                                  June 19, 2012


           Pioneer Ibbotson Growth Allocation VCT Portfolio (Class II Shares) Pioneer Ibbotson Moderate Allocation VCT Portfolio (Class I Shares) Pioneer Ibbotson Moderate Allocation VCT Portfolio (Class II Shares)

                 Supplement to each Summary Prospectus dated May 1, 2012


Effective July 1, 2012, the following replaces the third section in "Management" on page 8, under the heading "Portfolio Management":


Portfolio management    Scott Wentsel, vice president and senior portfolio
                        manager at Ibbotson (portfolio manager of the portfolio since 2005), Brian Huckstep, portfolio manager at Ibbotson (portfolio manager of the portfolio since
                        2005), Paul Arnold, consultant at Ibbotson (portfolio manager of the portfolio since 2012)




                                                                  25777-00-0612
                                        (c)2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC